Accounts Payable	12 Months Ended
Dec. 31, 2018
Accounts Payable [Abstract]
ACCOUNTS PAYABLE

NOTE 10—ACCOUNTS PAYABLE

	December 31
	2017	2018
	NIS in thousands
A. Trade payables:
Breakdown by currency:
NIS	1,923	1,656
In foreign currency (mainly U.S. dollars)	999	675
	2,922	2,331
B. Composition of other payables:
Employees and institutions for employees	1,148	1,445
Provisions for vacation and others	658	734
Other	190	187
	1,996	2,366

The carrying amount of accounts payable is a reasonable approximation of their fair value since the effect of discounting is insignificant.